Capital Management (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital management information	It is reconciled to the nearest measure determined in accordance with IFRS, cash flow from operating activities, as set forth below.

	Years Ended December 31
	2019	2018
Cash flow from operating activities	$834,939	$485,322
Change in non-cash working capital	52,070	(39,448)
Asset retirement obligations settled	15,417	14,035
Transaction costs	—	13,074
Adjusted funds flow	$902,426	$472,983
The computation of net debt is set forth below.

	December 31, 2019	December 31, 2018
Bank loan - principal	$506,471	$522,294
Long-term notes - principal	1,337,200	1,596,323
Trade and other payables	207,454	258,114
Cash	(5,572)	—
Trade and other receivables	(173,762)	(111,564)
Net debt	$1,871,791	$2,265,167